Loss Per Shares (Details) - Schedule of Computation of Basic and Diluted Loss Per Share - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Class A Ordinary Shares [Member]
Loss Per Shares (Details) - Schedule of Computation of Basic and Diluted Loss Per Share [Line Items]
Allocation of undistributed loss	$ (36,519,400)	$ (77,208,118)	$ (8,238,513)
Number of shares used in per share computation	8,845,046	3,880,561	1,702,387
Basic and diluted loss per share	$ (4.13)	$ (19.9)	$ (4.84)
Class B Ordinary Shares [Member]
Loss Per Shares (Details) - Schedule of Computation of Basic and Diluted Loss Per Share [Line Items]
Allocation of undistributed loss	$ (1,330,265)
Number of shares used in per share computation	322,192
Basic and diluted loss per share	$ (4.13)